TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Details) - Schedule of Transactions - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Transactions [Line Items]
Share-based compensation included in research and development expenses	$ 3,217	$ 535	$ 4,944	$ 2,451	$ 3,708	$ 3,226
Share-based compensation included in general and administrative expenses	4,819	196	5,727	502	973	634
Related Party [Member]
Schedule of Transactions [Line Items]
Share-based compensation included in research and development expenses	1,762	17	1,796	51	69	49
Share-based compensation included in general and administrative expenses	2,948	12	2,972	36	48	37
Financial expenses	$ (182)	$ 40	$ (47)	$ 40	$ 83	$ 0